PFG ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	FIXED INCOME - 99.6%
584,129	PIMCO Dynamic Bond Fund, Institutional Class	$ 6,162,561
613,675	PIMCO Emerging Markets Bond Fund, Institutional Class	6,087,654
3,109,298	PIMCO Income Fund, Institutional Class	36,627,534
569,741	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6,067,744
583,244	PIMCO Investment Grade Credit Bond Fund, Institutional Class	6,042,403
1,135,229	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	12,203,708
4,805,609	PIMCO Total Return Fund, Institutional Class	48,296,373
	TOTAL OPEN END FUNDS (Cost $124,095,945)	121,487,977

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
433,479	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $433,479)(a)	433,479

	TOTAL INVESTMENTS - 100.0% (Cost $124,529,424)	$ 121,921,456
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	25,296
	NET ASSETS - 100.0%	$ 121,946,752

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.

PFG AMERICAN FUNDS ® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	EQUITY - 10.1%
479,994	American Mutual Fund, Class R-6	$ 25,036,498

	FIXED INCOME - 70.5%
3,741,326	American Funds - Bond Fund of America (The), Class R-6	49,011,376
2,398,836	American Funds Strategic Bond Fund, Class R-6	26,962,919
3,595,461	American Intermediate Bond Fund of America, Class R-6	48,826,363
4,987,842	American Short Term Bond Fund of America, Class R-6	49,379,638
		174,180,296
	MIXED ALLOCATION - 19.2%
696,470	American Balanced Fund, Class R-6	22,544,745
972,591	The Income Fund of America, Class R-6	24,820,533
		47,365,278

	TOTAL OPEN END FUNDS (Cost $247,202,284)	246,582,072

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
1,770,960	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,770,960)(a)	1,770,960

	TOTAL INVESTMENTS - 100.5% (Cost $248,973,244)	$ 248,353,032
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(1,324,462)
	NET ASSETS - 100.0%	$ 247,028,570

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.

PFG AMERICAN FUNDS GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	EQUITY - 99.7%
3,016,105	AMCAP Fund, Class R-6	$ 124,836,602
2,332,093	American - The Growth Fund of America, Class R-6	156,133,641
1,126,289	American Funds - New Economy Fund (The), Class R-6	61,664,343
1,729,351	American Funds Fundamental Investors, Class R-6	123,925,306
1,018,193	American New Perspective Fund, Class R-6	62,374,492
1,270,863	Smallcap World Fund, Inc., Class R-6	92,950,902
	TOTAL OPEN END FUNDS (Cost $611,555,048)	621,885,286

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
3,695,670	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $3,695,670)(a)	3,695,670

	TOTAL INVESTMENTS - 100.3% (Cost $615,250,718)	$ 625,580,956
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,737,109)
	NET ASSETS - 100.0%	$ 623,843,847

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	ALTERNATIVE - 38.0%
3,675,462	BNY Mellon Global Real Return, Class I	$ 61,637,497

	EQUITY - 10.1%
846,937	BNY Mellon Global Real Estate Securities Fund, Class I	8,223,761
184,052	BNY Mellon Natural Resources Fund, Class I	8,127,718
		16,351,479
	FIXED INCOME - 51.7%
5,819,372	BNY Mellon Core Plus Fund, Class I	60,987,015
1,988,021	BNY Mellon Floating Rate Income Fund, Class I	22,703,199
		83,690,214

	TOTAL OPEN END FUNDS (Cost $162,699,808)	161,679,190

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
366,174	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $366,174)(a)	366,174

	TOTAL INVESTMENTS - 100.0% (Cost $163,065,982)	$ 162,045,364
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	18,074
	NET ASSETS - 100.0%	$ 162,063,438

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.

PFG BR EQUITY ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 99.9%
349,352	iShares ESG Advanced MSCI EAFE ETF(a)	$ 22,555,248
1,349,735	iShares ESG Advanced MSCI USA ETF(a)	49,076,365
572,425	iShares ESG Aware MSCI USA ETF	58,049,620
768,460	iShares ESG Aware MSCI USA Small-Cap ETF	28,617,450
285,359	iShares Inc iShares ESG Aware MSCI EM ETF	11,385,824
318,042	iShares Trust - iShares MSCI KLD 400 Social ETF	27,650,571
369,009	iShares Trust iShares ESG Aware MSCI EAFE ETF	28,207,048
	TOTAL EXCHANGE-TRADED FUNDS (Cost $218,194,014)	225,542,126

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,024,469	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,024,469)(b)	1,024,469

	TOTAL INVESTMENTS - 100.3% (Cost $219,218,483)	$ 226,566,595
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(701,720)
	NET ASSETS - 100.0%	$ 225,864,875

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – PFG BR Equity ESG Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2022.

PFG FIDELITY INSTITUTIONAL AM® BOND ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 17.9%
	FIXED INCOME - 17.9%
10,517	Fidelity Total Bond ETF	$ 545,621
787	iShares Short Treasury Bond ETF(a)	86,830
1,715	SPDR Bloomberg High Yield Bond ETF	181,053
	TOTAL EXCHANGE-TRADED FUNDS (Cost $831,066)	813,504

	OPEN END FUNDS — 81.6%
	FIXED INCOME - 81.6%
30,697	Calvert Bond Fund, Class I	499,739
307,869	Fidelity Sustainability Bond Index Fund, Institutional Class	3,217,232
	TOTAL OPEN END FUNDS (Cost $3,815,834)	3,716,971

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
15,672	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $15,672)(b)	15,672

	TOTAL INVESTMENTS - 99.8% (Cost $4,662,572)	$ 4,546,147
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	8,419
	NET ASSETS - 100.0%	$ 4,554,566

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2022.

PFG FIDELITY INSTITUTIONAL AM ® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	EQUITY - 99.8%
509,476	Fidelity 500 Index Fund, Institutional Premium Class	$ 79,865,450
2,736,519	Fidelity Global ex US Index Fund, Institutional Premium Class	40,774,132
269,117	Fidelity Mid Cap Index Fund, Institutional Premium Class	7,973,938
260,951	Fidelity Small Cap Index Fund, Institutional Premium Class	6,502,903
	TOTAL OPEN END FUNDS (Cost $97,617,587)	135,116,423

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
477,644	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $477,644)(a)	477,644

	TOTAL INVESTMENTS - 100.2% (Cost $98,095,231)	$ 135,594,067
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(286,064)
	NET ASSETS - 100.0%	$ 135,308,003

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.

PFG FIDELITY INSTITUTIONAL AM ® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 60.4%
	EQUITY - 60.4%
96,280	Fidelity MSCI Consumer Staples Index ETF	$ 4,402,884
1,228,994	Fidelity MSCI Energy Index ETF	21,900,673
643,991	Fidelity MSCI Industrials Index ETF	33,867,487
567,135	Fidelity MSCI Materials Index ETF	26,558,932
606,214	Fidelity MSCI Utilities Index ETF	27,146,263
51,762	iShares US Pharmaceuticals ETF	9,861,696
50,367	Vanguard Industrials ETF	9,581,314
	TOTAL EXCHANGE-TRADED FUNDS (Cost $130,755,957)	133,319,249

	OPEN END FUNDS — 39.2%
	EQUITY - 39.2%
615,433	Fidelity Advisor Health Care Fund, Class Z	39,240,038
136,602	Fidelity Advisor Technology Fund, Class Z	13,934,776
1,619,953	Fidelity Select Semiconductors Portfolio	33,192,839
	TOTAL OPEN END FUNDS (Cost $88,620,126)	86,367,653

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
461,602	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $461,602)(a)	461,602

	TOTAL INVESTMENTS - 99.8% (Cost $219,837,685)	$ 220,148,504
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	477,134
	NET ASSETS - 100.0%	$ 220,625,638

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.

PFG INVESCO® THEMATIC ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
143,838	Invesco Global Clean Energy ETF	$ 3,187,450
356,031	Invesco Global Water ETF	13,685,832
268,054	Invesco MSCI Sustainable Future ETF	15,965,296
232,209	Invesco S&P Global Water Index ETF	12,536,964
47,944	Invesco Solar ETF(a)	3,139,373
219,405	Invesco Water Resources ETF	11,621,883
54,901	Invesco WilderHill Clean Energy ETF	3,100,808
	TOTAL EXCHANGE-TRADED FUNDS (Cost $74,684,207)	63,237,606

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
396,152	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $396,152)(b)	396,152

	TOTAL INVESTMENTS - 100.2% (Cost $75,080,359)	$ 63,633,758
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(104,814)
	NET ASSETS - 100.0%	$ 63,528,944

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2022.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 9.0%
	EQUITY - 5.7%
147,524	Janus Henderson Small Cap Growth Alpha ETF	$ 8,391,165
138,722	Janus Henderson Small/Mid Cap Growth Alpha ETF	8,437,072
		16,828,237
	FIXED INCOME - 3.3%
198,750	Janus Henderson Short Duration Income ETF	9,826,200

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,861,907)	26,654,437

	OPEN END FUNDS — 90.9%
	EQUITY - 5.0%
545,482	Janus Henderson Contrarian Fund, Class N	14,815,298

	FIXED INCOME - 5.8%
2,062,174	Janus Henderson High-Yield Fund, Class N	17,074,802

	MIXED ALLOCATION - 80.1%
5,407,064	Janus Henderson Balanced Fund, Class N	237,099,759

	TOTAL OPEN END FUNDS (Cost $289,828,726)	268,989,859

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
903,007	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $903,007)(a)	903,007

	TOTAL INVESTMENTS - 100.2% (Cost $320,593,640)	$ 296,547,303
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(457,091)
	NET ASSETS - 100.0%	$ 296,090,212

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.

PFG JP MORGAN ® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 32.8%
	EQUITY - 32.8%
434,806	JPMorgan Diversified Return Emerging Markets Equity ETF(a)	$ 24,953,864
289,013	JPMorgan Diversified Return International Equity ETF	16,641,369
275,930	JPMorgan Diversified Return US Equity ETF	28,006,895
179,483	JPMorgan US Momentum Factor ETF	7,818,279
395,188	JPMorgan US Value Factor ETF	14,693,090
	TOTAL EXCHANGE-TRADED FUNDS (Cost $86,744,404)	92,113,497

	OPEN END FUNDS — 67.1%
	ALTERNATIVE - 2.5%
362,205	JPMorgan Emerging Markets Research Enhanced Equity, Class I	6,990,551

	EQUITY - 64.6%
94,494	JPMorgan Emerging Markets Equity Fund, Class I	3,394,228
653,949	JPMorgan Equity Index Fund, Class R6	44,337,767
599,333	JPMorgan Europe Dynamic Fund, Class R6	18,135,819
527,661	JPMorgan International Focus Fund, Class R6	13,687,538
1,386,121	JPMorgan International Research Enhanced Equity, Class R6	27,611,537
472,845	JPMorgan Large Cap Growth Fund, Class R6	27,647,246
2,162,072	JPMorgan Large Cap Value Fund, Class R6	41,922,570
55,047	Undiscovered Managers Behavioral Value Fund, Class R6	4,585,433
		181,322,138

	TOTAL OPEN END FUNDS (Cost $183,446,168)	188,312,689

PFG JP MORGAN ® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS - 0.5%
1,498,097	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $1,498,097)(b)	$ 1,498,097

	TOTAL INVESTMENTS - 100.4% (Cost $271,688,669)	$ 281,924,283
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(1,049,003)
	NET ASSETS - 100.0%	$ 280,875,280

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG JP Morgan ® Tactical Aggressive Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2022.

PFG JP MORGAN ® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 28.7%
	EQUITY - 28.7%
234,303	JPMorgan Diversified Return Emerging Markets Equity ETF(a)	$ 13,446,837
279,605	JPMorgan Diversified Return International Equity ETF	16,099,655
74,530	JPMorgan Diversified Return US Equity ETF	7,564,795
24,865	JPMorgan Diversified Return US Mid Cap Equity ETF	2,243,569
202,702	JPMorgan US Momentum Factor ETF	8,829,699
378,831	JPMorgan US Value Factor ETF	14,084,937
	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,279,171)	62,269,492

	OPEN END FUNDS — 67.9%
	ALTERNATIVE - 2.0%
226,772	JPMorgan Emerging Markets Research Enhanced Equity, Class I	4,376,693

	EQUITY - 32.5%
334,578	JPMorgan Equity Index Fund, Class R6	22,684,393
393,262	JPMorgan Europe Dynamic Fund, Class R6	11,900,107
422,351	JPMorgan International Focus Fund, Class R6	10,955,793
94,045	JPMorgan Large Cap Growth Fund, Class R6	5,498,815
754,895	JPMorgan Large Cap Value Fund, Class R6	14,637,424
58,696	Undiscovered Managers Behavioral Value Fund, Class R6	4,889,365
		70,565,897
	FIXED INCOME - 33.4%
3,474,658	JPMorgan Core Bond Fund, Class R6	40,306,032
1,727,786	JPMorgan Core Plus Bond Fund, Class R6	14,254,233
1,921,166	JPMorgan Income Fund, Class R6	17,789,993
		72,350,258

	TOTAL OPEN END FUNDS (Cost $147,301,550)	147,292,848

PFG JP MORGAN ® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.8%
MONEY MARKET FUNDS - 2.8%
6,104,272	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $6,104,272)(b)	$ 6,104,272

	TOTAL INVESTMENTS - 99.4% (Cost $208,684,993)	$ 215,666,612
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	1,200,337
	NET ASSETS - 100.0%	$ 216,866,949

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG JP Morgan ® Tactical Moderate Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2022.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	ALTERNATIVE - 10.0%
971,317	Meeder Spectrum Fund, Institutional Class(a)	$ 13,073,925

	EQUITY - 76.2%
1,659,978	Meeder Dynamic Allocation Fund, Institutional Class(a)	22,160,708
373,237	Meeder Moderate Allocation Fund, Institutional Class	4,620,676
7,895,593	Meeder Muirfield Fund, Institutional Class(a)	73,113,196
		99,894,580
	FIXED INCOME - 2.8%
201,244	Meeder Total Return Bond Fund	1,913,832
78,060	Performance Trust Strategic Bond Fund	1,740,728
		3,654,560
	MIXED ALLOCATION - 10.8%
793,850	Meeder Balanced Fund, Institutional Class	10,486,752
158,044	Meeder Conservative Allocation Fund, Institutional Class	3,707,707
		14,194,459

	TOTAL OPEN END FUNDS (Cost $133,618,042)	130,817,524

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
890,902	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $890,902)(b)	890,902

	TOTAL INVESTMENTS - 100.5% (Cost $134,508,944)	$ 131,708,426
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(688,276)
	NET ASSETS - 100.0%	$ 131,020,150

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2022.

PFG MFS ® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.8%
	COMMODITY - 4.9%
126,932	iShares GSCI Commodity Dynamic	$ 4,247,145

	EQUITY - 9.9%
44,743	Schwab International Small-Cap Equity ETF	1,718,579
65,363	SPDR Portfolio Emerging Markets ETF	2,728,905
8,061	Vanguard Small-Cap Growth ETF	1,980,104
12,566	Vanguard Small-Cap Value ETF	2,148,283
		8,575,871

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,356,327)	12,823,016

	OPEN END FUNDS — 84.0%
	EQUITY - 84.0%
206,161	MFS Global Real Estate Fund, Class R5	4,286,082
55,714	MFS Growth Fund, Class R6	9,844,663
135,657	MFS Institutional International Equity Fund, Class I	4,349,154
104,156	MFS International Growth Fund, Class R5	4,305,795
336,107	MFS International Large Cap Value Fund, Class I	4,460,135
47,457	MFS International New Discovery Fund, Class R6	1,668,573
288,552	MFS Mid Cap Growth Fund, Class R6	8,310,295
278,869	MFS Mid Cap Value Fund, Class R5	8,778,801
166,754	MFS Research Fund, Class R6	9,484,954
298,127	MFS Research International Fund, Class R6	6,847,978
194,979	MFS Value Fund, Class R6	10,234,431
	TOTAL OPEN END FUNDS (Cost $61,759,242)	72,570,861

PFG MFS ® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS - 0.2%
142,659	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $142,659)(a)	$ 142,659

	TOTAL INVESTMENTS - 99.0% (Cost $73,258,228)	$ 85,536,536
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	868,555
	NET ASSETS - 100.0%	$ 86,405,091

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 17.7%
	EQUITY - 9.9%
99,278	Janus Henderson Small Cap Growth Alpha ETF(a)	$ 5,646,933
89,387	Janus Henderson Small/Mid Cap Growth Alpha ETF	5,436,517
		11,083,450
	FIXED INCOME - 7.8%
10,356	CP High Yield Trend ETF	242,434
55,801	Janus Henderson Mortgage-Backed Securities ETF	2,902,210
115,037	Janus Henderson Short Duration Income ETF	5,687,429
		8,832,073

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,510,642)	19,915,523

	OPEN END FUNDS — 82.1%
	EQUITY - 28.1%
426,037	Janus Henderson Asia Equity Fund, Class N(a)	5,159,307
238,908	Janus Henderson Contrarian Fund, Class N	6,488,737
1,569,138	Janus Henderson Global Equity Income Fund, Class N	10,968,276
91,781	Janus Henderson Global Life Sciences Fund, Class N	5,768,444
64,647	Janus Henderson Global Technology and Innovation, Class N	3,130,867
		31,515,631
	FIXED INCOME - 50.2%
1,636,451	Counterpoint Tactical Income Fund, Class I	18,459,163
140,656	Counterpoint Tactical Municipal Fund, Class I	1,489,551
606,667	Janus Henderson Developed World Bond Fund, Class R6	5,866,473
527,771	Janus Henderson Flexible Bond Fund, Class N	5,721,038
622,968	Janus Henderson High-Yield Fund, Class N	5,158,177
45,372	Kensington Managed Income Fund, Institutional Class	476,407
726,592	Sierra Tactical Bond Fund, Institutional Class	19,261,949
		56,432,758
	MIXED ALLOCATION - 3.8%
287,873	Janus Henderson Dividend & Income Builder Fund, Class R6	4,237,495

	TOTAL OPEN END FUNDS (Cost $96,782,049)	92,185,884

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS - 0.3%
293,383	BlackRock Liquidity FedFund, Institutional Class, 0.03% (Cost $293,383)(b)	$ 293,383

	TOTAL INVESTMENTS - 100.1% (Cost $118,586,074)	$ 112,394,790
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(144,937)
	NET ASSETS - 100.0%	$ 112,249,853

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Tactical Income Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2022.